Leases (Details Narrative)	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) Integer
Leases [Abstract]
Operating leases units | Integer		2
Operating lease amortization of assets	$ 22,195	$ 43,939
Operating lease amortization of liabilities	$ 18,363	$ 36,276